Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Unrealized gain (loss) on foreign currency translation	$ (30,328)	$ (2,709)	$ 2,830